SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Newly adopted accounting pronouncements (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total cash, cash equivalents, and restricted cash in the statement of cash flows	$ 59,602	$ 65,529	$ 40,445	$ 39,802